39495-P1 09/25

SUPPLEMENT DATED SEPTEMBER 30, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM ESG HIGH YIELD ETF (THE “FUND”)

Effective September 30, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1)

The following replaces references to Norman P. Boucher in the section titled “Your fund’s management –Portfolio managers” in the Fund’s Summary Prospectus and in the section titled “Fund summary – Your fund’s management –Portfolio managers” in the Fund’s Prospectus:

Jonathan G. Belk, CFA

Portfolio Manager of Franklin Advisers and portfolio manager of the fund since September 2025

Bryant Dieffenbacher, CFA

Portfolio Manager of Franklin Advisers and portfolio manager of the fund since September 2025

2)	The following replaces references to Norman P. Boucher in the section titled “Fund Management – Portfolio managers” in the Fund’s Prospectus:

Jonathan G. Belk, CFA Portfolio Manager of Franklin Advisers

Mr. Belk has been a portfolio manager of the fund since September 2025. He joined Franklin Templeton in 2004.

Bryant Dieffenbacher, CFA Portfolio Manager of Franklin Advisers

Mr. Dieffenbacher has been a portfolio manager of the fund since September 2025. He joined Franklin Templeton in 2010.

3)	The following replaces references to Norman P. Boucher in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Millions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Millions) ($)
Jonathan Belk*	Registered Investment Companies	4	1,690	None	None
	Other Pooled Investment Vehicles	4	1,134	None	None
	Other Accounts	1	50	None	None
Bryant Dieffenbacher*	Registered Investment Companies	5	5,238	None	None
	Other Pooled Investment Vehicles	5	1,636	None	None
	Other Accounts	None	None	None	None

*Information provided as of August 31, 2025.

4)	The following replaces references to Norman P. Boucher in the table in the section titled “PORTFOLIO MANAGERS – Portfolio managers’ securities ownership” in the Fund’s SAI:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Jonathan Belk*	None
Bryant Dieffenbacher*	None

*Information provided as of August 31, 2025.

Shareholders should retain this Supplement for future reference.

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